Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair value measurements for items measured at fair value

In addition, it includes guidance on identifying circumstances that indicate a transaction is not orderly. Under ASC 820, fair value measurements for items measured at fair value on a recurring and nonrecurring basis at December 31, 2012 and 2011 included:

(Dollars in thousands)	Fair Value Measurements December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$643,050	$1,707	$641,343	$0
Loans available for sale (4)	36,021	0	36,021	0
Loans (1)	24,510	0	12,778	11,732
OREO (2)	11,887	0	3,457	8,430

(Dollars in thousands)	Fair Value Measurements December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$648,362	$1,724	$646,638	$0
Loans available for sale (4)	6,795	0	6,795	0
Loans (1)	18,895	0	9,423	9,472
OREO (2)	20,946	0	2,509	18,437

(1)	See Note E. Nonrecurring fair value adjustments to loans identified as impaired reflect full or partial write-downs that are based on the loan’s observable market price or current appraised value of the collateral in accordance with ASC 310.
(2)	Fair value is measure on a nonrecurring basis in accordance with ASC 360.
(3)	See Note D for further detail of recurring fair value basis of individual investment categories.
(4)	Recurring fair value basis determined using observable market data.

Summary of carrying value and fair value of the Company's financial instruments

The carrying amount and fair value of the Company’s other significant financial instruments that are not measured at fair value on a recurring basis in the balance sheet as of December 31 is as follows:

	Carrying Amount December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$13,818	$0	$14,542	$0
Loans, net	1,179,467	0	0	1,201,178

Financial Liabilities
Deposits	1,758,961	0	0	1,761,119
Borrowings	50,000	0	55,604	0
Subordinated debt	53,610	0	37,527	0

	Carrying Amount December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$19,977	$0	$20,487	$0
Loans, net	1,163,614	0	0	1,192,914

Financial Liabilities
Deposits	1,718,741	0	0	1,722,709
Borrowings	50,000	0	55,449	0
Subordinated debt	53,610	0	32,166	0